Note 3 - Net Income Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Nine Months Ended September 30, 2013
	Net Income	Weighted- average shares	Per share Amount
Basic earnings per share:
Net income	$4,405,588	5,960,294	$0.74
Effect of dilutive securities:
Stock options and unvested stock awards		128,539
Diluted EPS:
Net income plus assumed conversion	$4,405,588	6,088,833	$0.72
	Nine Months Ended September 30, 2012
	Net Income	Weighted- average shares	Per share Amount
Basic earnings per common share:
Net income	$3,819,759	5,360,395	$0.71
Effect of dilutive securities:
Stock options and unvested stock awards		96,107
Diluted EPS:
Net income plus assumed conversion	$3,819,759	5,456,502	$0.70

	Year Ended December 31, 2012
	Income	Weighted- average shares	Per share Amount
Basic earnings per common share:
Net income	$5,060,504	5,511,114	$0.92

Effect of dilutive securities:
Stock options and unvested stock awards		95,989

Diluted EPS:
Net income plus assumed conversion	$5,060,504	5,607,103	0.90
	Year Ended December 31, 2011
	Income	Weighted- average shares	Per share Amount
Basic earnings per common share:
Net income	$3,931,443	5,302,287	$0.74

Effect of dilutive securities:
Stock options and unvested stock awards		38,968

Diluted EPS:
Net income plus assumed conversion	$3,931,443	5,341,255	$0.74